AIF-SUP-3 050715

Statement of Additional Information Supplement dated May 7, 2015

The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for Class A, B, C, R, Y, R5, R6 and Investor Class shares, as applicable, of the Funds listed below:

Invesco All Cap Market Neutral Fund

Invesco Balanced-Risk Allocation Fund

Invesco Balanced-Risk Commodity Strategy Fund

Invesco China Fund

Invesco Developing Markets Fund

Invesco Emerging Market Local Currency Debt Fund

Invesco Emerging Markets Equity Fund

Invesco Endeavor Fund

Invesco Global Health Care Fund

Invesco Global Infrastructure Fund

Invesco Global Market Neutral Fund

Invesco Global Markets Strategy Fund

Invesco Global Targeted Returns Fund

Invesco International Total Return Fund

Invesco Long/Short Equity Fund

Invesco Low Volatility Emerging Markets Fund

Invesco Macro International Equity Fund

Invesco Macro Long/Short Fund

Invesco MLP Fund

Invesco Premium Income Fund

Invesco Select Companies Fund

Invesco Strategic Income Fund

Invesco Unconstrained Bond Fund

Effective April 30, 2015, Karl Georg Bayer is no longer portfolio manager for Invesco Global Market Neutral Fund and Invesco Low Volatility Emerging Markets Fund. All references to Mr. Bayer in Appendix H are deleted.

The following information replaces in its entirety the information appearing under the heading “PORTFOLIO MANAGERS - Portfolio Manager Fund Holdings and Information on Other Managed Accounts – Investments” and “ – Assets Managed” for Invesco Premium Income Fund in Appendix H of the Statement of Additional Information:

Investments

The following information is as of October 31, 2014 (unless otherwise noted):

Portfolio Manager	Dollar Range of Investments in each Fund[1]	Dollar Range of Investments in Invesco pooled investment vehicles[2]	Dollar Range of all Investments in Funds and Invesco pooled investment vehicles[3]
Invesco Premium Income Fund
Mark Ahnrud	None	N/A	Over $1,000,000
Chris Devine	$10,001 - $50,000	N/A	Over $1,000,000
Scott Hixon	None	N/A	Over $1,000,000
Peter Hubbard	None	N/A	$100,001 - $500,000
Darren Hughes	None	N/A	Over $1,000,000
Jeffrey Kernagis	None	N/A	$100,001 - $500,000
Richard Ose	None	N/A	$10,001 - $50,000
Joseph Portera	None	N/A	$100,001 - $500,000
Rashique Rahman[4]	None	N/A	$1 - $10,000

[1]	This column reflects investments in a Fund’s shares beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a) (2) under the Securities Exchange Act of 1934, as amended). Beneficial ownership includes ownership by a portfolio manager’s immediate family members sharing the same household.
[2]	This column reflects portfolio managers’ investments made either directly or through a deferred compensation or a similar plan in Invesco pooled investment vehicles with the same or similar objectives and strategies as the Fund as of the most recent fiscal year end of the Fund.
[3]	This column reflects the combined holdings from both the “Dollar Range of Investments in Invesco pooled investment vehicles” and the “Dollar Range of Investments in each Fund” columns.
[4]	Rashique Rahman began serving as a portfolio manager of Invesco Premium Income Fund effective April 30, 2015. Information for Mr. Rahman has been provided as of February 28, 2015.

AIF-SUP-3 050715

AIF-SUP-3 050715

Portfolio Manager	Dollar Range of Investments in each Fund[1]	Dollar Range of Investments in Invesco pooled investment vehicles[2]	Dollar Range of all Investments in Funds and Invesco pooled investment vehicles[3]
Scott Roberts	None	N/A	Over $	1,000,000
Christian Ulrich	None	N/A	Over $	1,000,000
Scott Wolle	None	N/A	Over $	1,000,000

Assets Managed

The following information is as of October 31, 2014 (unless otherwise noted):

	Other Registered Investment Companies Managed		Other Pooled Investment Vehicles Managed		Other Accounts Managed
Portfolio Manager	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)
Invesco Premium Income Fund
Mark Ahnrud	15	$15,472.5	19	$4,172.4	None	None
Chris Devine	15	$15,472.5	19	$4,172.4	None	None
Scott Hixon	15	$15,472.5	19	$4,172.4	None	None
Peter Hubbard	116	$47,671.2	44	$45,857.6	None	None
Darren Hughes	7	$3,548.1	3	$902.1	None	None
Jeffrey Kernagis	19	$15,847.3	21	$2,497.0	None	None
Richard Ose	22	$16,079.5	21	$2,497.0	None	None
Joseph Portera	3	$794.1	6	$1,883.9	None	None
Rashique Rahman[4]	1	$49.8	None	None	None	None
Scott Roberts	5	$3,514.3	3	$902.1	None	None
Christian Ulrich	15	$15,472.5	19	$4,172.4	None	None
Scott Wolle	15	$15,472.5	24	$14,004.8	None	None

AIF-SUP-3 050715